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Invesco PHLX Semiconductor ETF
Summary Information
Investment Objective
The Invesco PHLX Semiconductor ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the PHLX Semiconductor Sector Index® (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco PHLX Semiconductor ETF Invesco PHLX Semiconductor ETF
Management Fees	0.19%
Other Expenses	none
Total Annual Fund Operating Expenses	0.19%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco PHLX Semiconductor ETF | Invesco PHLX Semiconductor ETF | USD ($)	19	61	107	243

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) compiles the Underlying Index, which is a modified market-capitalization weighted index designed to measure the performance of the 30 largest companies listed in the United States that are engaged in the semiconductor business, as determined by the Index Provider. Semiconductors include products such as memory chips, microprocessors, integrated circuits and related equipment that serve a wide variety of purposes in various types of electronics, including in personal household products, automobiles and computers, among others. The Underlying Index includes companies engaged in the design, distribution, manufacture and sale of semiconductors.
Eligible securities must: (1) be classified under the semiconductors subsector or production technology equipment subsector of the Industry Classification Benchmark (ICB), (2) have a market capitalization of at least $100 million, (3) have traded at least 1.5 million shares in each of the prior six calendar months, and (4) be listed on the Nasdaq Stock Market, the New York Stock Exchange (“NYSE”), NYSE American, or the CBOE Exchange.
As of October 31, 2023, the Underlying Index was comprised of 30 constituents with market capitalizations ranging from approximately $4.2 billion to $1.0 trillion.
The Underlying Index is rebalanced annually in September and reweighted quarterly, effective at market open of the following trading day after the close of trading on the third Friday in March, June, September and December. Securities in the Underlying Index are weighted by market capitalization. At each quarter, Nasdaq reweights the Underlying Index such that the maximum weight of any constituent does not exceed 8%. Only the five largest securities may exceed a 4% cap; the individual weight of all other remaining constituents may not exceed 4%. The Fund is rebalanced and reweighted in accordance with the Underlying Index.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the  Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in the semiconductors industry that are contained in the Underlying Index. As of August 31, 2023, the Fund had significant exposure to the semiconductors industry. The Fund's portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Year

	Period Ended	Returns
Year-to-date	September 30, 2023	36.75%
Best Quarter	December 31, 2022	10.17%
Worst Quarter	June 30, 2022	-25.18%

Average Annual Total Returns (for the period ended December 31, 2022)
Average Annual Returns - Invesco PHLX Semiconductor ETF	1 Year	Since Inception	Inception Date
Invesco PHLX Semiconductor ETF	(35.01%)	(13.08%)	Jun. 11, 2021
After Taxes on Distributions | Invesco PHLX Semiconductor ETF	(35.20%)	(13.36%)
After Taxes on Distributions and Sale of Fund Shares | Invesco PHLX Semiconductor ETF	(20.57%)	(9.83%)
PHLX Semiconductor Sector Index (reflects no deduction for fees, expenses or taxes)	(34.88%)	(12.97%)
S&P Composite 1500® Semiconductor Index (reflects no deduction for fees, expenses or taxes)	(36.91%)	(10.97%)

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.